SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition and Shipping and Handling (Details) - New Dragonfly - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Contract liability related to customer deposits	$ 251		$ 434	$ 1,779
Shipping and handling costs	$ 2,534	$ 2,558	5,105	2,568
Accrual for sales allowances			$ 170	$ 0
Minimum
Revenue Recognition
Payment term for distributors and OEMs	30 years		30 days
Term of product warranty provided			5 years
Maximum
Revenue Recognition
Payment term for distributors and OEMs	60 days		60 days
Term of product warranty provided			10 years